State Street Institutional Treasury Plus Money Market Fund Expense Example - Institutional Class [Member] - State Street Institutional Treasury Plus Money Market Fund - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179